Goodwill And Intangible Assets - Summary of Changes In Carrying Amount of Acquired Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 100	$ 38	$ 120
Intangible assets gross, Ending balance	251	100	38
Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	236	90	215
Additions during the period	13	1
Addition/acquisition through business combination (Refer note no. 2.10)	193	61	2
Reclassified on account of adoption of IFRS 16	(10)
Deletion/ retirals			(39)
Reclassified under assets held for sale		90	(90)
Translation differences	(6)	(6)	2
Intangible assets gross, Ending balance	426	236	90
Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(136)	(52)	(95)
Reclassified on account of adoption of IFRS 16	1
Amortization expense	(43)	(32)	(35)
Reduction in value (Refer note no. 2.10)		(13)
Deletion/ retirals			39
Reclassified under assets held for sale		(40)	40
Translation differences	3	1	(1)
Intangible assets gross, Ending balance	(175)	(136)	(52)
Customer related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	55	24	57
Intangible assets gross, Ending balance	$ 148	$ 55	$ 24
Customer related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	1 year	1 year	2 years
Estimated Remaining Useful Life (in years)	0 years	0 years	1 year
Customer related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	15 years	10 years	10 years
Estimated Remaining Useful Life (in years)	14 years	7 years	5 years
Customer related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 136	$ 68	$ 116
Addition/acquisition through business combination (Refer note no. 2.10)	116	47	2
Deletion/ retirals			(27)
Reclassified under assets held for sale		24	(24)
Translation differences	(4)	(3)	1
Intangible assets gross, Ending balance	248	136	68
Customer related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(81)	(44)	(59)
Amortization expense	(21)	(16)	(20)
Reduction in value (Refer note no. 2.10)		(13)
Deletion/ retirals			27
Reclassified under assets held for sale		(9)	9
Translation differences	2	1	(1)
Intangible assets gross, Ending balance	(100)	(81)	(44)
Software related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	20		43
Intangible assets gross, Ending balance	$ 33	$ 20
Estimated Remaining Useful Life (in years)		1 year
Software related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	3 years
Estimated Remaining Useful Life (in years)	0 years
Software related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	10 years	8 years
Estimated Remaining Useful Life (in years)	9 years
Software related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 64	$ 3	62
Additions during the period	13	1
Addition/acquisition through business combination (Refer note no. 2.10)	16
Reclassified under assets held for sale		60	(60)
Translation differences	(1)		1
Intangible assets gross, Ending balance	92	64	3
Software related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(44)	(3)	(19)
Amortization expense	(15)	(13)	(12)
Reclassified under assets held for sale		(28)	28
Intangible assets gross, Ending balance	(59)	(44)	(3)
Land use rights related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	9	10	9
Intangible assets gross, Ending balance		$ 9	$ 10
Estimated Useful Life (in years)		50 years	50 years
Estimated Remaining Useful Life (in years)		42 years	43 years
Land use rights related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	10	$ 11	$ 10
Reclassified on account of adoption of IFRS 16	(10)
Translation differences		(1)	1
Intangible assets gross, Ending balance		10	11
Land use rights related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(1)	(1)	(1)
Reclassified on account of adoption of IFRS 16	1
Intangible assets gross, Ending balance		(1)	(1)
Marketing Related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	8	2	7
Intangible assets gross, Ending balance	$ 23	$ 8	$ 2
Estimated Useful Life (in years)			5 years
Estimated Remaining Useful Life (in years)			3 years
Marketing Related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	5 years	5 years
Estimated Remaining Useful Life (in years)	1 year	2 years
Marketing Related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	10 years	10 years
Estimated Remaining Useful Life (in years)	10 years	8 years
Marketing Related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 14	$ 4	$ 14
Addition/acquisition through business combination (Refer note no. 2.10)	18	5
Deletion/ retirals			(4)
Reclassified under assets held for sale		6	(6)
Translation differences		(1)
Intangible assets gross, Ending balance	32	14	4
Marketing Related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(6)	(2)	(7)
Amortization expense	(3)	(1)	(2)
Deletion/ retirals			4
Reclassified under assets held for sale		(3)	3
Intangible assets gross, Ending balance	(9)	(6)	(2)
Others
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	8	2	4
Intangible assets gross, Ending balance	$ 47	$ 8	$ 2
Estimated Useful Life (in years)			5 years
Estimated Remaining Useful Life (in years)			3 years
Others | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	3 years
Estimated Remaining Useful Life (in years)	1 year	2 years
Others | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	5 years	5 years
Estimated Remaining Useful Life (in years)	5 years	3 years
Others | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 12	$ 4	$ 10
Addition/acquisition through business combination (Refer note no. 2.10)	43	9
Deletion/ retirals			(5)
Translation differences	(1)	(1)	(1)
Intangible assets gross, Ending balance	54	12	4
Others | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(4)	(2)	(6)
Amortization expense	(4)	(2)	(1)
Deletion/ retirals			5
Translation differences	1
Intangible assets gross, Ending balance	$ (7)	$ (4)	(2)
Sub-contracting right related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance			3
Deletion/ retirals			(3)
Sub-contracting right related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance			(3)
Deletion/ retirals			$ 3